Contract Assets, Net and Contract Liabilities	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

NOTE 9 — CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

Contract assets is presented net of allowance for expected credit losses:

	March 31,
	2025	2024
Contract assets, gross	$197,435	$-
Less: allowance for expected credit loss	(270)	-
Total	$197,165	$-

The movement of contract assets, gross is as follows:

	March 31,
	2025	2024
Balance at beginning of the year	$-	$-
Additions	197,435	-
Total	$197,435	$-

The movement of allowances for expected credit loss is as follow:

	March 31,
	2025	2024
Balance at beginning of the year	$-	$-
Provision	(270)	-
Ending balance	$(270)	$-

Contract liabilities are recognized when the Company receives initial deposits from customers. Contract liabilities will be recognized as revenue when promised services are provided. The Company’s contract liabilities are generally recognized as revenue within one year.

Contract liabilities consist of the following:

	March 31,
	2025	2024
Balance at beginning of the year	$196,515	$1,265,230
Additions	200,911	67,308
Recognized to revenue during the year	(196,515)	(1,136,023)
Ending balance	$200,911	$196,515